Other Operating Income-Net Gain from the Sale of Real Estate	12 Months Ended
Dec. 31, 2017
Other Operating Income-Net Gain from the Sale of Real Estate
17.	OTHER OPERATING INCOME-NET GAIN FROM THE SALE OF REAL ESTATE

In December 2014, the Group entered into an agreement with Guanghuanxinwang for the sale of three floors of a building located in Beijing. The final transaction price was approximately $23,045 (RMB 160 million). As of December 31, 2016, the transaction was completed. A net gain of $14,939 was recognized as other operating income-net gain from the sale of real estate in 2016.